Related Parties and Parties-In-Interest Transactions (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Trustee fees and expenses	$ (88,664)
Participant-directed investments, at fair value	176,279,366	$ 164,863,557
Total Fully Corrected Under VFCP and PTE 2002-51	$ 2,207
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	334,984	379,656
Participant-directed investments, at fair value	$ 1,071,949	$ 1,473,066